OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER INVESTMENTS
Schedule of other investments

		December 31,
	Category	2022	2021
Debt securities	At amortized cost	1,299	2,810
Investments in equity	FVPL	2,000	1,228
Loans and unquoted notes	At amortized cost	4,239	555
Other investments (Gross)		7,538	4,593
Allowance for ECL		1	(2)
Total other investments		7,539	4,591